Inventories, Net	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
Inventories, Net
3.
INVENTORIES, NET

Inventories, net consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
	US$	US$
Raw materials	2,904,134	2,847,150
Work-in-progress	1,321,802	1,631,627
Finished goods	3,456,116	5,218,727
Inventories	7,682,052	9,697,504

Write-downs of inventories from the carrying amount to its estimated net realizable value amounted to nil and US$16,418 were recorded as cost of revenues for the six months ended June 30, 2024 and 2025.